Summary of Reconciliation to Statutory Income Tax Rate (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Income taxes at Canadian statutory income tax rate	$ 5,363	$ 4,498
Increase (decrease) resulting from:
Dividends received	(123)	(120)
Rate differentials on international operations	(1,117)	(787)
Other - net	(137)	30
Provision for income taxes - Consolidated Statement of Income	$ 3,986	$ 3,621
Income taxes at Canadian statutory income tax rate	26.30%	26.30%
Dividends received	(0.60%)	(0.70%)
Rate differentials on international operations	(5.50%)	(4.60%)
Other - net	(0.70%)	0.10%
Provision for income taxes and effective income tax rate	19.50%	21.10%